1604(b)(5) De-SPAC, Material Financing Transactions	Apr. 22, 2025
Private Placement Warrant [Member]
De-SPAC Material Financing Transaction [Line Items]
De-SPAC, Material Terms of Material Financing Transactions Occurred or will Occur, Prospectus Summary, Material Terms [Text Block]	simultaneous with the consummation of the IPO, the Sponsor purchased an aggregate of 14,300,000 warrants, each exercisable to purchase one Private Placement Warrant at a price of $1.00 per Private Placement Warrant in a private placement, generating total proceeds of $14.3 million;
Overfunding Loans [Member]
De-SPAC Material Financing Transaction [Line Items]
De-SPAC, Material Terms of Material Financing Transactions Occurred or will Occur, Prospectus Summary, Material Terms [Text Block]	simultaneous with the consummation of the IPO, the Sponsor extended to AACT the Overfunding Loans in connection with the sale of 5,000,000 AACT units to cover over-allotments, for a total outstanding
balance of $5.0 million;
PIPE Investments [Member]
De-SPAC Material Financing Transaction [Line Items]
De-SPAC, Material Terms of Material Financing Transactions Occurred or will Occur, Prospectus Summary, Material Terms [Text Block]	the PIPE Investment
Sponsor Contribution [Member]
De-SPAC Material Financing Transaction [Line Items]
De-SPAC, Material Terms of Material Financing Transactions Occurred or will Occur, Prospectus Summary, Material Terms [Text Block]	following the approval and implementation of the Extension, the Sponsor agreed to make the monthly Contributions of $1.0 million up to a maximum aggregate amount of $9.9 million; and
Working Capital Loans [Member]
De-SPAC Material Financing Transaction [Line Items]
De-SPAC, Material Terms of Material Financing Transactions Occurred or will Occur, Prospectus Summary, Material Terms [Text Block]	the Sponsor agreed to extend Working Capital Loans to AACT up to a maximum aggregate amount of $2.0 million. As of the date of this proxy statement/prospectus, the Sponsor has made aggregate Contributions of $3.9 million.